Investments in joint ventures (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Time charter revenues	$ 35,024	$ 22,785	$ 70,101	$ 44,454
Operating expenses	(8,093)	(6,647)	(17,027)	(12,734)
Depreciation and amortization	(5,263)	(2,636)	(10,526)	(5,265)
Operating income	23,068	11,321	48,757	17,565
Unrealized gain (loss) on derivative instruments	247	326	910	662
Net income (loss)	$ 9,400	$ 4,062	$ 22,845	$ 3,022
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%
Equity in earnings (losses) of joint ventures	$ 1,551	$ (1,866)	$ 6,360	$ (8,575)
Cash and cash equivalents	15,452	18,006	15,452	18,006	$ 18,767	$ 18,915	$ 26,291	$ 32,868
Restricted cash	11,918		11,918			8,055
Total current assets	48,029		48,029			44,361
Restricted cash	14,076		14,076			14,154
Vessels, net of accumulated depreciation	689,241		689,241			342,591
Total long-term assets	1,025,584		1,025,584			766,106
Current portion of long-term debt	45,458		45,458			32,208
Derivative instruments	3,825		3,825			3,534
Total current liabilities	70,552		70,552			57,816
Long-term debt	457,169		457,169			300,440
Derivative instruments	4,842		4,842			3,511
Other long-term liabilities	10,485		10,485			11,235
Total long-term liabilities	551,945		551,945			387,861
Accumulated losses of joint ventures	(19,526)		(19,526)			$ (25,886)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	20,449	20,757	42,297	42,235
Operating expenses	(3,967)	(3,815)	(9,205)	(8,202)
Depreciation and amortization	(5,106)	(4,905)	(10,142)	(9,818)
Operating income	11,376	12,037	22,950	24,215
Unrealized gain (loss) on derivative instruments	(1,570)	(8,347)	3,422	(26,332)
Other financial expense, net	(6,858)	(7,576)	(13,962)	(15,340)
Net income (loss)	$ 2,948	(3,886)	$ 12,410	(17,457)
Share of joint ventures owned	50.00%		50.00%			50.00%
Share of joint ventures net income (loss) before eliminations	$ 1,474	(1,943)	$ 6,205	(8,729)
Eliminations	77	77	155	154
Equity in earnings (losses) of joint ventures	1,551	$ (1,866)	6,360	$ (8,575)
Cash and cash equivalents	3,208		3,208			$ 9,506
Restricted cash	8,583		8,583			8,458
Other current assets	3,783		3,783			4,492
Total current assets	15,574		15,574			22,456
Restricted cash	25,141		25,141			25,107
Vessels, net of accumulated depreciation	557,779		557,779			567,187
Total long-term assets	582,920		582,920			592,294
Current portion of long-term debt	24,242		24,242			23,503
Amounts and loans due to owners and affiliates	9,209		9,209			13,654
Derivative instruments	14,238		14,238			13,588
Other current liabilities	14,846		14,846			20,145
Total current liabilities	62,535		62,535			70,890
Long-term debt	441,826		441,826			453,957
Loans due to owners and affiliates	0		0			1,887
Derivative instruments	75,461		75,461			79,533
Other long-term liabilities	40,707		40,707			42,929
Total long-term liabilities	557,994		557,994			578,306
Net liabilities	(22,035)		(22,035)			(34,446)
Share of joint ventures net liabilities before eliminations	(11,018)		(11,018)			(17,223)
Eliminations	(8,508)		(8,508)			(8,663)
Accumulated losses of joint ventures	$ (19,526)		$ (19,526)			$ (25,886)